Statutory Net Income and Surplus and Dividend Restrictions	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Statutory Net Income and Surplus and Dividend Restrictions	STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance ("AZDOI"). It's subsidiary PLNJ is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Insurance and Banking. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
The following table summarizes certain statutory financial information for the Company, including its subsidiary PLNJ, for the periods indicated:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Statutory net income (loss)(1)(2)	$3,317	$833	$(671)
Statutory capital and surplus(1)(2)	5,205	5,955	1,461
(1) Prior year amounts have been updated to conform to finalized statutory filing where applicable.
(2) 2022 amounts include adjustments made to the audited statutory financial statements as of December 31, 2022.

The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the AZDOI. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. The Company must obtain approval from AZDOI prior to paying a dividend if the dividend, together with other dividend distributions made within the preceding twelve months, would exceed the lesser of 10% of statutory surplus or net gain from operations. Based on these limitations, there is no capacity to pay a dividend in 2023 without prior approval. The Company did not pay dividends to Prudential Insurance in 2022, 2021 and 2020.